Debt (Details) - Schedule of debt - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Debt (Details) - Schedule of debt [Line Items]
Debt total	$ 23,052,483	$ 21,964,877
Debt discount	(1,198,392)
Total	21,854,091
Original issue discount subordinated debentures [Member]
Debt (Details) - Schedule of debt [Line Items]
Debt total	3,588,240
Original issue discount secured subordinated note [Member]
Debt (Details) - Schedule of debt [Line Items]
Debt total	2,257,884
12% unsecured subordinated convertible debentures [Member]
Debt (Details) - Schedule of debt [Line Items]
Debt total	2,250,000
Acquisition notes [Member]
Debt (Details) - Schedule of debt [Line Items]
Debt total	10,500,000	9,800,000
Promissory notes and cash advances [Member]
Debt (Details) - Schedule of debt [Line Items]
Debt total	2,522,868	8,234,476
Revolving lines of credit [Member]
Debt (Details) - Schedule of debt [Line Items]
Debt total	1,086,300
Equipment financing loan [Member]
Debt (Details) - Schedule of debt [Line Items]
Debt total	181,721
EIDL loan [Member]
Debt (Details) - Schedule of debt [Line Items]
Debt total	300,000	300,000
PPP loans [Member]
Debt (Details) - Schedule of debt [Line Items]
Debt total	$ 365,470	$ 500,426